Columbia International Dividend Income Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 1.7%
Telstra Corp., Ltd.	3,126,339	10,080,647
Canada 8.7%
Canadian National Railway Co.	57,465	5,502,856
Canadian Natural Resources Ltd.	104,000	3,515,661
Manulife Financial Corp.	305,504	10,766,805
Nutrien Ltd.	115,008	6,694,158
Royal Bank of Canada	105,462	16,268,520
TC Energy Corp.	158,217	8,626,107
Total		51,374,107
China 2.1%
Tencent Holdings Ltd.	160,100	12,649,748
Denmark 0.3%
Novo Nordisk A/S, Class B	33,635	1,665,703
France 8.2%
AXA SA	275,179	12,431,977
BNP Paribas SA	164,682	14,076,812
Schneider Electric SE	42,591	11,461,479
TotalEnergies SE	161,694	10,637,330
Total		48,607,598
Germany 9.6%
Adidas AG	27,924	5,201,088
Deutsche Telekom AG, Registered Shares	372,757	12,020,591
E.ON SE	666,232	11,867,090
SAP SE	49,084	11,849,371
Siemens AG, Registered Shares	59,517	15,784,133
Total		56,722,273
Hong Kong 4.2%
AIA Group Ltd.	1,386,000	14,436,410
Hong Kong Exchanges and Clearing Ltd.	202,400	10,763,740
Total		25,200,150
Indonesia 1.1%
PT Bank Rakyat Indonesia Persero Tbk	30,791,152	6,820,429
Ireland 2.8%
Bank of Ireland Group PLC	913,326	16,916,434
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 13.5%
Komatsu Ltd.	219,700	7,217,006
Mitsubishi Electric Corp.	397,200	10,739,468
Mizuho Financial Group, Inc.	192,100	6,774,768
ORIX Corp.	497,200	13,590,815
Renesas Electronics Corp.	481,600	5,679,299
Shin-Etsu Chemical Co., Ltd.	172,200	5,156,306
SMC Corp.	12,000	4,220,846
Tokyo Electron Ltd.	75,100	15,353,269
Toyota Motor Corp.	558,700	11,270,006
Total		80,001,783
Mexico 1.3%
Grupo Financiero Banorte SAB de CV, Class O	787,036	7,575,775
Singapore 1.9%
DBS Group Holdings Ltd.	274,780	11,510,119
South Africa 2.2%
Anglo American PLC	339,382	12,827,037
South Korea 3.3%
Samsung Electronics Co., Ltd.	286,201	19,657,104
Spain 4.0%
Iberdrola SA	749,709	15,824,764
Industria de Diseno Textil SA	138,910	7,793,589
Total		23,618,353
Switzerland 7.5%
DSM-Firmenich AG	83,059	6,831,854
Nestlé SA, Registered Shares	132,624	13,190,844
Novartis AG, ADR	87,067	11,353,537
SGS SA, Registered Shares	76,909	8,823,083
TE Connectivity PLC	18,921	4,278,984
Total		44,478,302
Taiwan 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	570,000	26,280,638

Columbia International Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia International Dividend Income Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 10.7%
Ashtead Group PLC	78,945	5,049,854
BT Group PLC	4,390,106	10,527,824
ConvaTec Group PLC	2,611,105	8,151,737
Diageo PLC	262,063	6,023,547
Pearson PLC	540,056	7,137,909
Reckitt Benckiser Group PLC	141,327	10,952,768
Taylor Wimpey PLC	4,581,626	6,227,766
Unilever PLC	151,023	9,123,696
Total		63,195,101
United States 11.3%
CRH PLC	63,749	7,642,317
GSK PLC	556,775	13,249,039
Linde PLC	10,947	4,491,773
Medtronic PLC	106,573	11,225,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	39,774	15,237,554
Shell PLC	285,302	10,520,747
Smurfit WestRock PLC	128,371	4,614,827
Total		66,981,591
Total Common Stocks (Cost $440,137,496)		586,162,892

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(a),(b)	3,899,532	3,898,362
Total Money Market Funds (Cost $3,898,100)		3,898,362
Total Investments in Securities (Cost $444,035,596)		590,061,254
Other Assets & Liabilities, Net		3,156,686
Net Assets		$593,217,940
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	5,170,951	11,260,590	(12,533,362)	183	3,898,362	21	41,844	3,899,532
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia International Dividend Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT154_08_T01_(01/26)